PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 765,655	R$ 554,666
Net defined benefit liability	769,816
Net defined benefit liability	1,077,083	769,816
Balance at the end of the year	1,003,035	765,655
Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	3,464,617	3,467,219
Net defined benefit liability	4,085,376	3,464,617
Current service costs	11,125	15,524
Interest on actuarial liabilities	327,142	290,570
Benefits paid	262,429	259,357
Member contributions paid	(231)	(368)
Actuarial losses (gains) adjusted by experience	(246,870)	(252,043)
Actuarial losses (gains) adjusted by financial assumptions	(270,858)	301,750
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	64,725	(26,359)
Balance at the end of the year	5,971	64,725
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	1,969,220	2,066,175
Net defined benefit liability	2,167,726	1,969,220
Current service costs	1,747	1,857
Interest on actuarial liabilities	183,161	169,354
Benefits paid	192,759	188,382
Member contributions paid	(231)	(368)
Actuarial losses (gains) adjusted by experience	(89,991)	(63,005)
Actuarial losses (gains) adjusted by financial assumptions	(115,649)	143,157
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	700,930	581,025
Net defined benefit liability	1,495,397
Net defined benefit liability	1,917,650	1,495,397
Current service costs	9,378
Interest on actuarial liabilities	143,981
Benefits paid	(69,670)
Member contributions paid	0
Actuarial losses (gains) adjusted by experience	(156,879)
Actuarial losses (gains) adjusted by financial assumptions	(155,209)
Balance at the end of the year	997,064	700,930
Post-retirement health plans | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	R$ 1,495,397	1,401,044
Net defined benefit liability		1,495,397
Current service costs		13,667
Interest on actuarial liabilities		121,216
Benefits paid		70,975
Member contributions paid		0
Actuarial losses (gains) adjusted by experience		(189,038)
Actuarial losses (gains) adjusted by financial assumptions		R$ 158,593